SEGMENT INFORMATION - Reconciliation of FFO (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Segments [Abstract]
FFO	$ 866	$ 873	$ 895
Depreciation and amortization of real estate assets	(264)	(244)	(212)
Fair value gains, net	2,466	1,254	692
Share of equity accounted income - non-FFO	114	82	139
Income tax benefit (expense)	(81)	(192)	575
Non-controlling interests of others in operating subsidiaries and properties - non-FFO	(1,123)	(1,398)	(296)
Net income attributable to unitholders	1,978	375	1,793
Non-controlling interests of others in operating subsidiaries and properties	1,676	2,093	924
Net income	$ 3,654	$ 2,468	$ 2,717